Earnings Per Share - Summary of Reconciliation of Earnings Attributable to Ordinary Shareholders (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Earnings per share [line items]
Earnings attributable to BHP shareholders	$ 9,833	$ 9,019	$ 7,897
Loss/(gain) on sales of property, plant and equipment, intangibles and investments	1	(3)	(29)
Impairment of property, plant and equipment and intangibles net of reversals	2,405	154	3,905
(Gain)/loss on disposal of subsidiaries and operations	(65)	117	(915)
Tax effect of above adjustments	(30)	(34)	(928)
Subtotal of adjustments	2,311	234	2,033
Headline earnings	12,144	9,253	9,930
Diluted headline earnings	$ 12,144	$ 9,253	$ 9,930